Dividends - Summary of dividends per share (Detail)	12 Months Ended
	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Final Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year final dividend per share (in pence/cents per share) | (per share)	£ 2.2186			£ 1.7747	$ 3.09		£ 1.3596	$ 2.31		$ 1.80
Interim dividend per share (in pence/cents per share) | (per share)	£ 2.7084	$ 3.76		£ 1.1974	$ 1.55		£ 1.2332	$ 1.51
Final Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Franked final dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Franked Interim dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Previous year final dividend per share (in pence/cents per share)			$ 3.9748			$ 3.4974			$ 2.5089
Interim dividend per share (in pence/cents per share)			$ 5.0942			$ 2.1647			$ 2.1908
Special Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year final dividend per share (in pence/cents per share) | (per share)	£ 0.6677			£ 0	$ 0.93			$ 1.8355		$ 2.43
Interim dividend per share (in pence/cents per share) | (per share)	£ 1.3326	$ 1.85		£ 0			£ 0.4982	$ 0.61
Special Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Franked final dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Franked Interim dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Previous year final dividend per share (in pence/cents per share)			$ 1.1963			$ 0			$ 3.3870
Interim dividend per share (in pence/cents per share)			$ 2.5064			$ 0			$ 0.8850